Estimated Future Benefit Payments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
2013	$ 312
2014	317
2015	321
2016	320
2017	317
Years 2018 - 2022	1,579
Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
2013	136
2014	143
2015	150
2016	159
2017	166
Years 2018 - 2022	964
Other Postretirement-Subsidy Receipts
Defined Benefit Plan Disclosure [Line Items]
2013	7
2014	8
2015	9
2016	10
2017	11
Years 2018 - 2022	$ 61